Research and development costs	9 Months Ended
Sep. 30, 2021
Research and development costs
Research and Development Costs

13. Research and development costs

Research and development costs amount to € 29,764,000 for the nine month period ended September 30, 2021 (nine month period ended September 30, 2020: € 29,716,000) and are comprised of allocated employee costs including share-based payments, the costs of materials and laboratory consumables, outsourced activities, license and intellectual property costs and other allocated costs.